AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 15, 2012

SECURITIES ACT FILE NO. 2-28157

INVESTMENT COMPANY ACT NO. 811-1596

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO.	☐

POST-EFFECTIVE AMENDMENT NO. 62	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

AMENDMENT NO. 40	☒

FPA CAPITAL FUND, INC.

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

11400 WEST OLYMPIC BOULEVARD, SUITE 1200

LOS ANGELES, CALIFORNIA 90064

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

(310)473-0225

(REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE)

J. RICHARD ATWOOD, TREASURER

FPA CAPITAL FUND, INC.

11400 WEST OLYMPIC BOULEVARD, SUITE 1200

LOS ANGELES, CALIFORNIA 90064

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPY TO:

MARK D. PERLOW, ESQ.

K&L GATES LLP

FOUR EMBARCADERO CENTER, SUITE 1200

SAN FRANCISCO, CALIFORNIA 94111

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

AS SOON AS PRACTICABLE AFTER REGISTRATION STATEMENT BECOMES EFFECTIVE.

It is proposed that this filing will become effective (check appropriate box)

☒    immediately upon filing pursuant to paragraph (b)

☐    on (date) pursuant to paragraph (b)

☐    60 days after filing pursuant to paragraph (a)(1)

☐    on (date) pursuant to paragraph (a)(1)

☐    75 days after filing pursuant to paragraph (a)(2)

☐    on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐            this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: COMMON STOCK, $0.01 PAR VALUE

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to Registration Statement and has duly caused this Post-Effective Amendment to Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, State of California, on the 15th day of August, 2012.

FPA CAPITAL FUND, INC.

By:	/s/ Dennis M. Bryan
Dennis M. Bryan
Co-Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE		TITLE	DATE

/s/	DENNIS M. BRYAN	Co-Chief Executive Officer	August 15, 2012
	Dennis M. Bryan	(Principal Executive Officer)

/s/	J. RICHARD ATWOOD	Treasurer (Principal Financial	August 15, 2012
	J. Richard Atwood	Officer and Principal
Accounting Officer)

	WILLARD H. ALTMAN, JR. *	Director	August 15, 2012
Willard H. Altman, Jr.

/s/	THOMAS P. MERRICK	Director	August 15, 2012
Thomas P. Merrick

	ALFRED E. OSBORNE, JR. *	Director	August 15, 2012
Alfred E. Osborne, Jr.

/s/	PATRICK B. PURCELL	Director	August 15, 2012
Patrick B. Purcell

/s/	ROBERT L. RODRIGUEZ	Director	August 15, 2012
Robert L. Rodriguez

/s/	ALLAN M. RUDNICK	Director	August 15, 2012
Allan M. Rudnick

* By:	/s/ SHERRY SASAKI
Sherry Sasaki

Attorney-in-Fact pursuant to Power-of-Attorney included as Page C-7 on Registrant’s Post-Effective Amendment No. 54 to the Registration Statement which was filed August 1, 2005.

EXHIBIT INDEX

EXHIBIT

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX.101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX.101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase